Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of financial information
Ownership (as a percent)	49.00%	49.00%	49.00%
Current assets		$ 10,014	$ 10,829
Non-current assets		40,901	42,752
Current liabilities		6,131	6,890
Long-term liabilities		32,544	36,420
Net operating revenues		17,388	13,909	$ 1,775
Impairment loss			29,881
Net income/(loss)		$ 1,969	$ (33,168)	$ (3,961)